Quarterly Holdings Report
for
Fidelity Advisor® Health Care Fund
October 31, 2023
AFHC-NPRT1-1223
1.809075.120
Common Stocks - 96.5%
	Shares	Value ($)
Biotechnology - 16.5%
Biotechnology - 16.5%
Acelyrin, Inc. (a)	600,000	6,111,000
Allogene Therapeutics, Inc. (a)(b)	2,879,255	8,119,499
Alnylam Pharmaceuticals, Inc. (b)	87,500	13,282,500
Ambrx Biopharma, Inc. (a)	227,300	2,366,193
Arcellx, Inc. (b)	330,000	11,632,500
Arcus Biosciences, Inc. (b)	407,400	6,400,254
Arcutis Biotherapeutics, Inc. (a)(b)	690,000	1,552,500
Argenx SE ADR (b)	245,000	115,044,650
Ascendis Pharma A/S sponsored ADR (b)	565,607	50,514,361
Avidity Biosciences, Inc. (b)	1,000,000	5,150,000
Blueprint Medicines Corp. (b)	500,000	29,430,000
Caris Life Sciences, Inc. (c)(d)	1,098,028	4,600,737
Celldex Therapeutics, Inc. (b)	540,000	12,700,800
Cerevel Therapeutics Holdings (b)	1,000,000	23,650,000
Cytokinetics, Inc. (a)(b)	1,080,000	37,648,800
Janux Therapeutics, Inc. (b)	400,000	2,568,000
Karuna Therapeutics, Inc. (b)	190,000	31,655,900
Keros Therapeutics, Inc. (b)	320,000	9,132,800
Legend Biotech Corp. ADR (b)	1,000,000	66,070,000
Morphic Holding, Inc. (b)	280,000	5,586,000
Nuvalent, Inc. Class A (a)(b)	419,000	21,825,710
Poseida Therapeutics, Inc. (a)(b)	1,187,520	2,398,790
Regeneron Pharmaceuticals, Inc. (b)	240,000	187,173,600
Repligen Corp. (a)(b)	69,000	9,284,640
Sarepta Therapeutics, Inc. (b)	167,000	11,240,770
Vaxcyte, Inc. (b)	950,065	45,698,127
Vera Therapeutics, Inc. (a)(b)	209,354	2,181,469
Vertex Pharmaceuticals, Inc. (b)	28,000	10,139,080
Viridian Therapeutics, Inc. (c)	647,842	7,288,223
Xencor, Inc. (b)	1,000,000	17,350,000
Xenon Pharmaceuticals, Inc. (b)	540,000	16,740,000
Zentalis Pharmaceuticals, Inc. (b)	600,000	9,816,000
		784,352,903
Health Care Equipment & Supplies - 18.2%
Health Care Equipment - 17.8%
Boston Scientific Corp. (b)	7,860,000	402,353,400
Edwards Lifesciences Corp. (b)	340,000	21,664,800
Glaukos Corp. (b)	540,000	36,828,000
Inspire Medical Systems, Inc. (b)	318,000	46,796,880
Insulet Corp. (b)	480,000	63,633,600
Intuitive Surgical, Inc. (b)	62,000	16,257,640
Masimo Corp. (b)	530,000	42,998,900
Outset Medical, Inc. (a)(b)	600,000	2,124,000
Penumbra, Inc. (b)	740,000	141,451,000
PROCEPT BioRobotics Corp. (a)(b)	433,400	11,610,786
Stryker Corp.	216,000	58,367,520
Tandem Diabetes Care, Inc. (b)	200,000	3,460,000
		847,546,526
Health Care Supplies - 0.4%
ICU Medical, Inc. (b)	120,000	11,767,200
Lantheus Holdings, Inc. (b)	108,103	6,983,454
		18,750,654
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		866,297,180
Health Care Providers & Services - 32.6%
Health Care Facilities - 2.2%
Acadia Healthcare Co., Inc. (b)	604,180	44,413,272
Surgery Partners, Inc. (b)	2,550,000	58,981,500
		103,394,772
Health Care Services - 13.2%
agilon health, Inc. (a)(b)	7,400,000	133,200,000
Cigna Group	850,000	262,820,000
CVS Health Corp.	2,380,000	164,243,800
LifeStance Health Group, Inc. (b)	3,800,000	22,154,000
Privia Health Group, Inc. (a)(b)	2,215,000	46,559,300
		628,977,100
Managed Health Care - 17.2%
Alignment Healthcare, Inc. (b)	2,688,726	18,498,435
Centene Corp. (b)	1,400,000	96,572,000
Elevance Health, Inc.	108,000	48,609,720
Humana, Inc.	75,000	39,276,750
Molina Healthcare, Inc. (b)	90,000	29,965,500
UnitedHealth Group, Inc.	1,100,000	589,116,000
		822,038,405
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,554,410,277
Health Care Technology - 1.5%
Health Care Technology - 1.5%
Evolent Health, Inc. (b)	596,774	14,579,189
Evolent Health, Inc. (e)	803,226	19,622,811
Phreesia, Inc. (b)	690,000	9,425,400
Veeva Systems, Inc. Class A (b)	145,000	27,942,950
		71,570,350
Life Sciences Tools & Services - 14.8%
Life Sciences Tools & Services - 14.8%
10X Genomics, Inc. (a)(b)	1,581,800	55,805,904
Bruker Corp.	728,000	41,496,000
Danaher Corp.	1,400,000	268,828,000
IQVIA Holdings, Inc. (b)	345,000	62,386,350
Lonza Group AG	45,000	15,759,179
Thermo Fisher Scientific, Inc.	510,000	226,832,700
West Pharmaceutical Services, Inc.	100,000	31,829,000
		702,937,133
Personal Care Products - 0.1%
Personal Care Products - 0.1%
The Beauty Health Co. (a)(b)	546,577	2,213,637
The Beauty Health Co. (b)(c)	1,000,000	4,050,000
		6,263,637
Pharmaceuticals - 12.8%
Pharmaceuticals - 12.8%
Arvinas Holding Co. LLC (a)(b)	130,746	2,107,626
AstraZeneca PLC (United Kingdom)	700,000	87,642,627
Eli Lilly & Co.	600,000	332,358,000
Enliven Therapeutics, Inc. (b)	280,000	3,469,200
Merck & Co., Inc.	860,000	88,322,000
Pharvaris BV (b)	400,000	6,804,000
Royalty Pharma PLC	1,280,000	34,393,600
Structure Therapeutics, Inc. (c)	270,000	6,018,300
Structure Therapeutics, Inc. ADR	200,000	14,860,000
UCB SA	280,000	20,460,268
Ventyx Biosciences, Inc. (b)	570,000	8,219,400
Verona Pharma PLC ADR (b)	400,000	5,580,000
		610,235,021
TOTAL COMMON STOCKS (Cost $3,409,092,037)		4,596,066,501

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
Biotechnology - 0.6%
Biotechnology - 0.6%
Asimov, Inc. Series B (b)(c)(d)	67,547	2,224,998
Caris Life Sciences, Inc. Series D (b)(c)(d)	2,082,481	8,725,595
Cleerly, Inc. Series C (b)(c)(d)	882,089	9,455,994
Element Biosciences, Inc. Series C (b)(c)(d)	376,690	4,893,203
ElevateBio LLC Series C (b)(c)(d)	163,300	543,789
Inscripta, Inc. Series E (b)(c)(d)	826,424	2,421,422
		28,265,001
Financial Services - 0.1%
Specialized Finance - 0.1%
Saluda Medical, Inc. Series E (c)(d)	781,583	6,049,452

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (b)(c)(d)	236,142	1,848,992

Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1(b)(c)(d)	130,618	6,193,906
Series E1(b)(c)(d)	46,526	2,206,263
Omada Health, Inc. Series E (b)(c)(d)	1,456,953	4,909,932
Wugen, Inc. Series B (b)(c)(d)	300,054	1,491,268
		14,801,369
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(c)(d)	2,552,870	3,548,489

TOTAL CONVERTIBLE PREFERRED STOCKS		54,513,303
Nonconvertible Preferred Stocks - 0.1%
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (b)(c)(d)(f)	327,591	4,373,340

TOTAL PREFERRED STOCKS (Cost $91,163,913)		58,886,643

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	67,890,549	67,904,127
Fidelity Securities Lending Cash Central Fund 5.40% (g)(h)	154,733,429	154,748,902
TOTAL MONEY MARKET FUNDS (Cost $222,653,029)		222,653,029

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $3,722,908,979)	4,877,606,173
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(114,481,845)
NET ASSETS - 100.0%	4,763,124,328

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,843,903 or 1.7% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,622,811 or 0.4% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	5,001,455

Aledade, Inc. Series E1	5/20/22	2,317,665

Asimov, Inc. Series B	10/29/21	6,260,303

Caris Life Sciences, Inc.	10/06/22	6,148,957

Caris Life Sciences, Inc. Series D	5/11/21	16,868,096

Cleerly, Inc. Series C	7/08/22	10,391,538

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,353,960

Element Biosciences, Inc. Series C	6/21/21	7,743,503

ElevateBio LLC Series C	3/09/21	685,044

Galvanize Therapeutics Series B	3/29/22	4,419,746

Inscripta, Inc. Series E	3/30/21	7,297,324

Omada Health, Inc. Series E	12/22/21	8,734,725

Saluda Medical, Inc. Series E	4/06/23	6,310,345

Structure Therapeutics, Inc.	9/29/23	3,372,300

The Beauty Health Co.	12/08/20	10,000,000

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	9,453,320

Viridian Therapeutics, Inc.	10/30/23	8,020,284

Wugen, Inc. Series B	7/09/21	2,326,889

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	41,922,825	182,069,040	156,087,738	269,863	-	-	67,904,127	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	260,931,533	150,701,020	256,883,651	61,579	-	-	154,748,902	0.6%
Total	302,854,358	332,770,060	412,971,389	331,442	-	-	222,653,029

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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